Note 9 - Capital Stock and Reserve - Summary of Warrant Transactions (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2023 $ / shares
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 6.5	$ 6.5	$ 6.5
Balances, number of warrants (in shares)	24,000	24,000	47,800
Issued, number of warrants (in shares)	0	0	0
Exercised, number of warrants (in shares)	0	0	(23,800)
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	24,000	24,000	24,000
Unit warrants one [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 3.75
Balances, number of warrants (in shares)	0	0	53,778
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(53,778)
Cancelled, number of warrants (in shares)			0
Balances, number of warrants (in shares)			0
Agent warrants expiring July 19, 2024 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares	$ 10	$ 10	$ 10
Balances, number of warrants (in shares)	5,765	5,765	0
Issued, number of warrants (in shares)	0	0	5,765
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	5,765	5,765	5,765
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares				$ 6.25
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	800,000	800,000
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	800,000	800,000	0
Unit warrants two [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 5
Balances, number of warrants (in shares)	0	0	121,600
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(121,600)
Cancelled, number of warrants (in shares)			0
Balances, number of warrants (in shares)			0
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares				$ 6.25
Balances, number of warrants (in shares)	0	0
Issued, number of warrants (in shares)	40,000	40,000
Exercised, number of warrants (in shares)	0	0
Cancelled, number of warrants (in shares)	0	0
Balances, number of warrants (in shares)	40,000	40,000	0
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	5,765	5,765	0
Issued, number of warrants (in shares)	40,000	40,000	5,765
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	45,765	45,765	5,765
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 10		$ 0
Issued, warrants, weighted average exercise price (in dollars per share) | (per share)		$ 6.25	10
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0		0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	$ 0	0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 0		$ 10
warrant, weighted average remaining life (years) (Year)	5 years 8 months 12 days	5 years 8 months 12 days	1 year 3 months 18 days
Unit warrants expiring October 29, 2022 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 12.5
Balances, number of warrants (in shares)	0	0	36,166
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(3,572)
Cancelled, number of warrants (in shares)			(32,594)
Balances, number of warrants (in shares)			0
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	24,000	24,000	281,344
Issued, number of warrants (in shares)	800,000	800,000	0
Exercised, number of warrants (in shares)	0	0	(212,750)
Cancelled, number of warrants (in shares)	0	0	(44,594)
Balances, number of warrants (in shares)	824,000	824,000	24,000
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.5		$ 5.98
Issued, warrants, weighted average exercise price (in dollars per share) | (per share)		$ 6.25	0
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0		4.98
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	$ 0	10.48
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 0		$ 6.5
warrant, weighted average remaining life (years) (Year)	4 years 9 months 7 days	4 years 9 months 7 days	8 months 1 day
Unit warrants expiring December 15, 2022 [member]
Statement Line Items [Line Items]
warrants, exercise price (in CAD per share) | $ / shares			$ 5
Balances, number of warrants (in shares)	0	0	22,000
Issued, number of warrants (in shares)			0
Exercised, number of warrants (in shares)			(10,000)
Cancelled, number of warrants (in shares)			(12,000)
Balances, number of warrants (in shares)			0